Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 6,078	$ 6,400	$ 7,709	$ 12,478	$ 15,824